Basis of Preparation of Half-Year Report	6 Months Ended
Dec. 31, 2019
Basis Of Preparation Of Half-year Report
Basis of Preparation of Half-Year Report

1	Basis of preparation of half-year report

This condensed consolidated interim financial report for the half-year reporting period ended 31 December 2019 has been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001.

These financial statements also comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.

This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 30 June 2019 and any public announcements made by Genetic Technologies Limited during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period and the adoption of the new and amended standards as set out below. The Interim Financial Statements have been approved and authorised for issue by the board on 26 February 2020.

The Company has prepared the interim financial statements to conform to the requirements and needs of users of the financial statements located in both Australia and the U.S.

U.S. users: The Company has prepared the interim financial statements to conform to the requirements of IAS 34 Interim Financial Reporting. Consistent with U.S. domestic registrants, the Company has labelled the interim financial information “unaudited” because the interim financial information is not subject to an audit by our independent registered public accounting firm. The auditor’s independence declaration and independent auditor’s review report are included within this filing to meet the requirements of Australian laws and regulations and are furnished, not filed, for the purposes of incorporation of the related financial statements in any U.S. registration document.

Australian users: The Company has prepared the interim financial statements to conform to the requirements of the Corporations Act 2001 and AASB 134 Interim Financial Reporting. A review of the interim financial information has been performed by the Company’s independent auditors to meet the requirements of Australian Auditing Standard on Review Engagements ASRE 2410 Review of a Financial Report Performed by the Independent Auditor of the Entity and users should refer to the auditor’s independence declaration and independent auditor’s review report included within this filing.

(a)	Going concern

For the half-year ended 31 December 2019, the group incurred an operating loss of $2,647,698 (31 December 2018: $3,123,372) and net assets as at 31 December 2019 were $2,862,305 (30 June 2019: $1,771,206). The group’s cash position at 31 December 2019 was $3,277,074 (30 June 2019: $2,131,741).

The following matters have been considered by the directors in determining the appropriateness of the going concern basis of preparation:

During the 2020 financial year, the Directors expect stable cash outflows from operations as the Company continues to invest resources in expanding the research & development activities in support of the distribution of existing and new products.

As a result of these expected cash outflows to support the announcement of the launch of further new genetic testing products, the Directors intend to raise further new equity funding in order to ensure the Company continues to hold adequate levels of available cash resources to meet creditors and other commitments and to deliver on partner expectations in the USA.

The Company intends to raise further equity financing in the near future, but there can be no assurance that we will be successful in this regard.

In addition to planned equity financing in Australia and the US market through existing and new investors, the group has access to an equity placement facility with Kentgrove Capital Pty Ltd. Under this equity placement facility the group has an opportunity to raise equity funding of up to $20 million in a series of individual placements of up to $1 million(or a higher amount by mutual agreement), expiring 7 April 2020. The Group currently does not have any binding commitments under this facility and the quantum and timing of capital raised will be subject to the market price and trading volumes of our ordinary shares. At the date of this report the group is in negotiations to replace the Kentgrove facility with a new facility from an alternative provider.

The continuing viability of the Company and its ability to continue as a going concern and meet its debts and commitments as they fall due is dependent on both the satisfactory completion of planned equity raisings in the next three months, along with the successful commercialisation of existing and new products. In order to progress towards commercialisation and scale-up the operations the Company will require ongoing funding in the near term whilst the products become established in the market.

Due to the uncertainty surrounding the timing, quantum or the ability to raise additional equity, there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, that it may be unable to realise its assets and discharge its liabilities in the normal course of business. However, the Directors believe that the Group will be successful in the above matters and accordingly, have prepared the financial report on a going concern basis. As such no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Group not be able to continue as a going concern.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(b)	New and amended standards adopted by the group

During the reporting period the following amended standard became applicable for the current reporting period and the group had to change its accounting policies as a result of adopting this standard:

•	AASB 16 Leases.

The impact of the adoption of this standard and the new accounting policy is disclosed below.

(c)	Impact of new and amended standards adopted by the Company

(i)	AASB 16 Leases

AASB 16 will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases.

On adoption of AASB 16, the group recognised lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of AASB117 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 July 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on 1 July 2019 was 5.37%.

The associated right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognised in the balance sheet as at 1 July 2019. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

In applying AASB 16 for the first time, the group has used the following practical expedients permitted by the standard:

• the use of a single discount rate to a portfolio of leases with reasonably similar characteristics.

The group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the group relied on its assessment made applying AASB 117 and interpretation 4 determining whether an arrangement contains a Lease.

31 Dec 2019
Operating lease commitments disclosed as at 30 June 2019	$487,837
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	$461,358

Lease liability recognised as at 1 July 2019	$461,358

Of which are:
Current lease liabilities	$209,887
Non-current lease liabilities	$251,471

Right of use of assets increased by	$446,645
Lease liabilities increased by	$461,358
The net impact on retained earnings on 1 July 2019 was a decrease of	$14,712

Loss per share decreased by 0.03c per share for the six months to 31 December 2019 as a result of the adoption of AASB 16.

(d)	Accounting policies applied from 1 July 2019

From 1 July 2019, leases are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable

●	variable lease payment that are based on an index or a rate

●	amounts expected to be payable by the lessee under residual value guarantees

●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability

●	any lease payments made at or before the commencement date less any lease incentives received

●	any initial direct costs, and

●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.